REVENUE AND DEFERRED REVENUE (Details Narrative)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Customer one [member]
IfrsStatementLineItems [Line Items]
Revenue percentage	64.00%	72.00%